OTHER EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2004
Other Income And Expenses [Line Items]
Impairment of intangibles assets (see also Note 9)	$ 1,705		$ 323		$ 3,370
Impairment of goodwill (see also Note 2m)	1,185				450
Changes in the fair value contingent consideration	(3,012)		1,209		(1,836)
Impairment of investment in affiliated companies		[1]	1,000	[1]	200	[1]
Gain from loss of control			(7,273)			[2]
Changes in the fair value of Iluminage Beauty	4,590	[3]		[3]		[3]	4,590
Other			118		105
Total	$ 4,468		$ (4,623)		$ 2,289

[1]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.
[2]	On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represented the fair value of Iluminage Beauty 's common stock held by the Company on the deconsolidation date and recorded a gain on deconsolidation of $7,273.
[3]	During 2014 the Company recorded a loss in the amount of $4,590 due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.